UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2018

Date of reporting period:	October 31, 2017

Item 1. Schedule of Investments:

Putnam Low Volatility Equity Fund

The fund's portfolio
10/31/17 (Unaudited)

COMMON STOCKS (96.5%)(a)
				Shares	Value

Aerospace and defense (5.6%)

BWX Technologies, Inc.				1,174	$70,346

General Dynamics Corp.				1,305	264,889

HEICO Corp.				272	24,665

Huntington Ingalls Industries, Inc.				191	44,471

L3 Technologies, Inc.				940	175,949

Northrop Grumman Corp.				1,485	438,862

Raytheon Co.				2,567	462,573

					1,481,755
Auto components (0.5%)

Lear Corp.				722	126,776

					126,776
Banks (5.8%)

JPMorgan Chase & Co.				6,895	693,706

PNC Financial Services Group, Inc. (The)				3,444	471,105

Popular, Inc. (Puerto Rico)				908	33,305

SunTrust Banks, Inc.				2,616	157,509

U.S. Bancorp				3,304	179,672

					1,535,297
Beverages (0.1%)

PepsiCo, Inc.				286	31,526

					31,526
Capital markets (1.1%)

CME Group, Inc.				1,900	260,623

Intercontinental Exchange, Inc.				494	32,653

					293,276
Chemicals (2.0%)

Ecolab, Inc.				686	89,633

Scotts Miracle-Gro Co. (The) Class A				441	43,932

Sherwin-Williams Co. (The)				954	376,973

					510,538
Commercial services and supplies (1.2%)

Republic Services, Inc.				1,491	97,019

Waste Management, Inc.				2,535	208,301

					305,320
Communications equipment (2.8%)

Cisco Systems, Inc.				362	12,362

F5 Networks, Inc.(NON)				2,064	250,301

Harris Corp.				1,478	205,915

Juniper Networks, Inc.				10,467	259,896

					728,474
Containers and packaging (0.9%)

Avery Dennison Corp.				1,238	131,438

Berry Plastics Group, Inc.(NON)				1,021	60,698

Sonoco Products Co.				847	43,866

					236,002
Distributors (0.2%)

Pool Corp.				367	44,326

					44,326
Diversified consumer services (0.5%)

Graham Holdings Co. Class B				40	22,258

ServiceMaster Global Holdings, Inc.(NON)				2,152	101,381

					123,639
Diversified financial services (1.4%)

Berkshire Hathaway, Inc. Class B(NON)				1,414	264,333

Voya Financial, Inc.				2,834	113,813

					378,146
Diversified telecommunication services (1.5%)

AT&T, Inc.				3,794	127,668

Verizon Communications, Inc.				5,363	256,727

					384,395
Electric utilities (3.3%)

American Electric Power Co., Inc.				2,320	172,631

Edison International				2,551	203,952

Great Plains Energy, Inc.				6,477	212,640

PG&E Corp.				3,656	211,207

Southern Co. (The)				1,437	75,011

					875,441
Electronic equipment, instruments, and components (0.3%)

Corning, Inc.				2,830	88,607

					88,607
Energy equipment and services (0.5%)

Baker Hughes a GE Co.				4,596	144,452

					144,452
Equity real estate investment trusts (REITs) (3.7%)

American Homes 4 Rent				2,561	54,498

Apple Hospitality REIT, Inc.				1,423	26,952

Brandywine Realty Trust				1,457	25,483

Camden Property Trust				994	90,693

Corporate Office Properties Trust				1,419	45,309

Empire State Realty Trust, Inc. Class A				1,065	21,353

EPR Properties				1,301	90,003

Equity Commonwealth(NON)				789	23,709

Equity Residential Trust				3,180	213,887

Gaming and Leisure Properties, Inc.				2,455	89,706

Highwoods Properties, Inc.				925	47,221

Lamar Advertising Co. Class A				1,042	73,398

Liberty Property Trust				907	38,892

Park Hotels & Resorts, Inc.				758	21,823

Quality Care Properties, Inc.(NON)				1,130	17,888

Retail Properties of America, Inc. Class A				3,566	43,577

Spirit Realty Capital, Inc.				7,262	60,347

					984,739
Food and staples retail (2.0%)

CVS Health Corp.				3,578	245,200

Sysco Corp.				3,945	219,421

US Foods Holding Corp.(NON)				513	13,995

Walgreens Boots Alliance, Inc.				665	44,070

					522,686
Food products (1.9%)

ConAgra Foods, Inc.				2,102	71,804

Hershey Co. (The)				1,638	173,923

J.M. Smucker Co. (The)				1,514	160,560

Pinnacle Foods, Inc.				1,752	95,344

					501,631
Health-care equipment and supplies (2.0%)

Baxter International, Inc.				709	45,709

Danaher Corp.				4,938	455,629

Intuitive Surgical, Inc.(NON)				57	21,396

					522,734
Health-care providers and services (4.1%)

DaVita Inc.(NON)				191	11,601

Humana, Inc.				1,727	440,989

UnitedHealth Group, Inc.				2,422	509,153

WellCare Health Plans, Inc.(NON)				595	117,655

					1,079,398
Hotels, restaurants, and leisure (2.4%)

Aramark				811	35,433

Marriott International, Inc./MD Class A				180	21,506

McDonald's Corp.				3,376	563,488

					620,427
Household durables (0.7%)

NVR, Inc.(NON)				56	183,757

					183,757
Household products (1.9%)

Colgate-Palmolive Co.				174	12,258

Kimberly-Clark Corp.				3,182	358,007

Procter & Gamble Co. (The)				1,462	126,229

					496,494
Industrial conglomerates (1.6%)

Honeywell International, Inc.				2,963	427,146

					427,146
Insurance (3.4%)

Aflac, Inc.				3,468	290,931

Allstate Corp. (The)				3,191	299,507

Aspen Insurance Holdings, Ltd.				531	22,780

Assured Guaranty, Ltd.				824	30,570

Reinsurance Group of America, Inc.				509	76,034

Travelers Cos., Inc. (The)				1,410	186,755

					906,577
Internet and direct marketing retail (0.5%)

Amazon.com, Inc.(NON)				23	25,421

Liberty Expedia Holdings, Inc. Class A(NON)				294	13,553

Priceline Group, Inc. (The)(NON)				53	101,334

					140,308
Internet software and services (3.0%)

Alphabet, Inc. Class A(NON)				296	305,780

CommerceHub, Inc. Ser. C(NON)				1,228	26,193

eBay, Inc.(NON)				11,841	445,695

					777,668
IT Services (5.2%)

Amdocs, Ltd.				800	52,080

Automatic Data Processing, Inc.				3,222	374,590

Broadridge Financial Solutions, Inc.				469	40,296

CoreLogic, Inc.(NON)				1,215	56,984

Euronet Worldwide, Inc.(NON)				556	53,732

Fidelity National Information Services, Inc.				2,776	257,502

Fiserv, Inc.(NON)				1,385	179,261

Genpact, Ltd.				1,486	45,249

Paychex, Inc.				2,613	166,683

Vantiv, Inc. Class A(NON)				2,175	152,250

					1,378,627
Leisure products (0.3%)

Hasbro, Inc.				719	66,572

					66,572
Life sciences tools and services (0.6%)

Bio-Rad Laboratories, Inc. Class A(NON)				319	70,113

Charles River Laboratories International, Inc.(NON)				356	41,399

Thermo Fisher Scientific, Inc.				190	36,828

					148,340
Media (2.9%)

CBS Corp. Class B (non-voting shares)(S)				5,894	330,771

John Wiley & Sons, Inc. Class A				232	12,679

News Corp. Class B				956	13,288

Twenty-First Century Fox, Inc.				2,128	55,647

Walt Disney Co. (The)				3,674	359,354

					771,739
Mortgage real estate investment trusts (REITs) (2.0%)

AGNC Investment Corp.				8,227	165,610

Annaly Capital Management, Inc.				12,030	137,864

Chimera Investment Corp.				3,736	68,369

MFA Financial, Inc.				4,696	38,695

Starwood Property Trust, Inc.				3,452	74,253

Two Harbors Investment Corp.				4,769	46,736

					531,527
Oil, gas, and consumable fuels (4.0%)

Exxon Mobil Corp.				5,351	446,006

Kinder Morgan, Inc.				13,137	237,911

Marathon Petroleum Corp.				4,062	242,664

Phillips 66				1,219	111,027

World Fuel Services Corp.				919	25,548

					1,063,156
Pharmaceuticals (7.4%)

Johnson & Johnson				5,801	808,720

Merck & Co., Inc.				3,410	187,857

Pfizer, Inc.				17,103	599,631

Zoetis, Inc.				5,419	345,841

					1,942,049
Road and rail (1.8%)

Landstar System, Inc.				503	49,671

Norfolk Southern Corp.				3,221	423,304

					472,975
Semiconductors and semiconductor equipment (4.1%)

Applied Materials, Inc.				9,780	551,885

Texas Instruments, Inc.				5,573	538,853

					1,090,738
Software (4.8%)

Adobe Systems, Inc.(NON)				1,342	235,065

CDK Global, Inc.				1,763	112,056

Dell Technologies, Inc. Class V(NON)				848	70,189

Intuit, Inc.				3,105	468,917

Microsoft Corp.				2,695	224,170

Synopsys, Inc.(NON)				1,602	138,605

					1,249,002
Specialty retail (3.9%)

Home Depot, Inc. (The)				400	66,312

Lowe's Cos., Inc.				4,353	348,022

Ross Stores, Inc.				3,717	235,992

TJX Cos., Inc. (The)				4,820	336,436

Ulta Beauty, Inc.(NON)				186	37,533

					1,024,295
Technology hardware, storage, and peripherals (2.8%)

Apple, Inc.				3,329	562,734

NetApp, Inc.				3,827	169,995

					732,729
Tobacco (1.8%)

Altria Group, Inc.				7,131	457,953

					457,953

Total common stocks (cost $20,824,710)					$25,381,237

INVESTMENT COMPANIES (1.6%)(a)
				Shares	Value

Altaba, Inc.				1,688	$118,363

SPDR S&P 500 ETF Trust				1,180	303,437

Total investment companies (cost $377,574)					$421,800

PURCHASED OPTIONS OUTSTANDING (1.2%)(a)
Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

Bank of America N.A.

SPDR S&P 500 ETF Trust (Put)	Oct-18/225.00	$4,332,206		$16,847	$90,911

Citibank, N.A.

SPDR S&P 500 ETF Trust (Put)	Aug-18/215.00	4,438,409		17,260	52,145

SPDR S&P 500 ETF Trust (Put)	Jul-18/215.00	3,983,768		15,492	42,634

SPDR S&P 500 ETF Trust (Put)	Jun-18/210.00	4,424,009		17,204	32,775

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Sep-18/215.00	4,303,405		16,735	59,819

SPDR S&P 500 ETF Trust (Put)	May-18/210.00	4,283,862		16,659	24,466

Total purchased options outstanding (cost $581,285)					$302,750

SHORT-TERM INVESTMENTS (2.9%)(a)
				Shares	Value

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.96%(P)			Shares	280,000	$280,000

Putnam Cash Collateral Pool, LLC 1.31%(AFF)			Shares	303,425	303,425

Putnam Short Term Investment Fund 1.22%(AFF)			Shares	180,793	180,793

Total short-term investments (cost $764,218)					$764,218

TOTAL INVESTMENTS

Total investments (cost $22,547,787)					$26,870,005

WRITTEN OPTIONS OUTSTANDING at 10/31/17 (premiums $3,007) (Unaudited)

	Expiration date/ strike price	Notional amount	Contract amount	Value

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Dec-17/264.00	$5,154,829	$20,046	$3,403

Total				$3,403

WHEN-ISSUED SECURITIES SOLD at 10/31/17 (Unaudited)
COMMON STOCKS (—%)(a)	Shares	Value
Mortgage real estate investment trusts (REITs) (—%)

GRANITE POINT MORTGAGE -(WIS)	448	$8,310

		8,310

Total common stocks (cost $8,252)		$8,310

Total when-issued securities sold (proceeds receivable $8,252)		$8,310

Key to holding's abbreviations
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2017 through October 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $26,303,915.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC,and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 10/31/17

Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$—	$1,405,425	$1,102,000	$825	$303,425
	Putnam Short Term Investment Fund**	126,038	644,498	589,743	538	180,793

	Total Short-term investments	$126,038	$2,049,923	$1,691,743	$1,363	$484,218
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $303,425, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $297,436.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(WIS)	When-issued security.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $11,319 to cover certain derivative contracts, and securities sold short.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments (including when-issued securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for when-issued securities sold, if any) and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Options contracts: The fund used options contracts to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$3,101,839	$—	$—
Consumer staples	2,010,290	—	—
Energy	1,207,608	—	—
Financials	3,644,823	—	—
Health care	3,692,521	—	—
Industrials	2,687,196	—	—
Information technology	6,045,845	—	—
Materials	746,540	—	—
Real estate	984,739	—	—
Telecommunication services	384,395	—	—
Utilities	875,441	—	—
Total common stocks	25,381,237	—	—
Investment companies	421,800	—	—
Purchased options outstanding	—	302,750	—
Short-term investments	460,793	303,425	—

Totals by level	$26,263,830	$606,175	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	—	(3,403)	—
When-issued securities sold	(8,310)	—	—

Totals by level	$(8,310)	$(3,403)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	302,750	3,403

Total	$302,750	$3,403

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$100,000
Written equity option contracts (contract amount)		$20,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: December 28, 2017